UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-Q
                                  --------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                   --------


                               c/o CT Corporation
                      101 Federal Street Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS




SCHEDULE OF INVESTMENTS (UNAUDITED)


Treasury Securities Fund
March 31, 2005




----------------------------------------------------------------
                                     Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 30.7%
U.S. Treasury Bills +
   2.641%, 04/14/05                 $    2,000    $     1,998
   2.311%, 04/21/05                      3,000          2,996
   2.301%, 04/28/05                      2,000          1,997
   2.476%, 05/05/05                      2,000          1,995
   2.597%, 05/26/05                      1,000            996
  U.S. Treasury Notes
   1.625%, 04/30/05                      1,000            999
   5.750%, 11/15/05                      1,000          1,016
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $11,997) ($ Thousands)                         11,997
                                                  ------------

REPURCHASE AGREEMENTS (A)  -- 69.5%
ABM-Amro
   2.640%, dated 03/31/05, to be
  repurchased 04/01/05, repurchase
  price $9,000,660 (collateralized
  by a U.S. Government obligation,
  par value $11,083,119, 4.500%,
  08/01/18; with total market value
  $9,180,000)                            9,000          9,000
Barclay Capital
   2.650%, dated 03/31/05, to be
  repurchased 04/01/05, repurchase
  price $9,300,685 (collateralized
  by a U.S. Treasury obligation,
  par value $9,552,000, 2.745%,
  06/30/05; with total market value
  $9,486,187)                            9,300          9,300
Morgan Stanley
   2.630%, dated 03/31/05, to be
  repurchased 04/01/05, repurchase
  price $9,000,660 (collateralized
  by a U.S. Treasury obligation,
  par value 7,458,000, 6.500%,
  11/15/26; with total market value
  $9,180,051)                            9,000          9,000
                                                  ------------
Total Repurchase Agreements
  (Cost $27,300) ($ Thousands)                         27,300
                                                  ------------

Total Investments -- 100.2%
  (Cost $39,297) ($ Thousands) ++                 $    39,297
                                                  ============


Percentages are based on net assets of $39,231 ($ Thousands).
+ The rate reported is the effective yield at time of purchase.
++ For Federal income tax purposes the Fund's aggregate tax cost is equal to book cost.
(A) Tri-Party Repurchase Agreement
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Liquid Asset Trust/Quarterly Report/March 31, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Prime Obligation Fund
March 31, 2005



----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.7%
  FHLB (A)
    2.800%, 04/07/05                $    5,000    $     5,000
  FHLMC
    1.750%, 05/15/05                    29,590         29,573
  FNMA
    1.300%, 04/19/05                     2,156          2,155
  FNMA (A)
    2.455%, 04/06/05                    20,000         19,996
  FNMA +
    1.996%, 04/29/05                    20,000         19,970
    2.208%, 05/05/05                    10,000          9,979
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $86,673) ($ Thousands)                         86,673
                                                  ------------

COMMERCIAL PAPER (A)  -- 39.8%
ASSET-BACKED SECURITIES -- 4.3%
  Ford Credit Auto Receivable
    Owner Trust
    3.232%, 09/15/05                    35,000         34,483
                                                  ------------
FINANCIAL SERVICES -- 29.4%
  Amstel Funding Corporation
    2.655%, 06/15/05                    25,000         24,864
  Atlantis One Funding
    2.840%, 07/18/05                    35,000         34,706
  Galaxy Funding
    3.033%, 06/22/05                    32,500         32,277
  General Electric Capital Service
    3.225%, 11/16/05                    25,000         24,499
  Goldman Sachs Group
    Incorporated
    2.400%, 08/10/05                     6,000          5,948
  Harrier Finance Corporation
    2.616%, 04/15/05                    10,000          9,990
  Lehman Brothers Holdings
    3.100%, 11/04/05                    20,000         19,635
  Paradigm Funding
    2.777%, 04/18/05                    25,000         24,967
  Sigma Finance Incorporated
    2.486%, 04/05/05                     5,000          4,999
  Sunbelt Funding
    2.792%, 05/03/05                    15,000         14,963
  Surrey Funding
    2.496%, 04/04/05                    11,000         10,998
  Thornburg Mortgage
    2.757%, 04/11/05                    30,000         29,977
                                                  ------------
                                                      237,823
                                                  ------------
HEALTH SERVICES -- 6.1%
  Crown Point Capital Company
    2.655%, 06/13/05                    25,000         24,867
  Monument Gardens
    3.055%, 06/30/05                    25,000         24,811
                                                  ------------
                                                       49,678
                                                  ------------
Total Commercial Paper
  (Cost $321,984) ($ Thousands)                       321,984
                                                  ------------


----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------

CORPORATE OBLIGATIONS  -- 22.2%
BANKS  -- 2.6%
  SouthTrust Bank (A)
    2.810%, 05/02/05                $   20,000    $    20,002
  Wachovia Corporation
    6.625%, 07/15/05                     1,100          1,114
                                                  ------------
                                                       21,116
                                                  ------------
CREDIT CARDS -- 0.5%
  American Express Centurion
     MTN (A)
    2.934%, 04/18/05                     4,425          4,425
                                                  ------------
FINANCIAL SERVICES  -- 19.1%
  Goldman Sachs Group
     Incorporated (A)
    2.860%, 04/13/05                    20,000         20,000
  Morgan Stanley (A)
    2.830%, 04/01/05                    20,000         20,000
  Sigma Finance Incorporated (A)
    (B)
    2.758%, 04/15/05                    25,000         24,994
  Tango Finance Corporation (A)
    (B)
    2.840%, 04/25/05                    35,000         35,005
  Whistlejacket Capital (A) (B)
    2.805%, 04/26/05                    25,000         24,997
  White Pine Finance (A)
    2.810%, 04/25/05                    10,000          9,999
  White Pine Finance MTN (A) (B)
    2.820%, 04/25/05                    20,000         19,997
                                                  ------------
                                                      154,992
                                                  ------------
Total Corporate Obligations
  (Cost $180,533) ($ Thousands)                       180,533
                                                  ------------

CERTIFICATES OF DEPOSIT  -- 6.8%
BANKS  -- 6.8%
  Branch Banking & Trust (A)
    2.701%, 05/10/05                    20,000         19,997
  Regions Bank
    3.090%, 11/08/05                    20,000         20,000
  Wells Fargo Bank (A)
    2.790%, 04/29/05                    15,000         15,000
                                                  ------------
Total Certificates of Deposit
  (Cost $54,997) ($ Thousands)                         54,997
                                                  ------------

INSURANCE FUNDING AGREEMENT  -- 3.7%
INSURANCE -- 3.7%
  MetLife Funding Agreement (A)(C)
    2.823%, 05/01/05                    30,000         30,000
                                                  ------------
Total Insurance Funding Agreement
  (Cost $30,000) ($ Thousands)                         30,000
                                                  ------------




--------------------------------------------------------------------------------
                          SEI Liquid Asset Trust/Quarterly Report/March 31, 2005

----------------------------------------------------------------
                                    Face Amount   Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------

TIME DEPOSIT  -- 1.0%
  Citibank
    2.820%, 05/20/05                $    8,000    $     8,000
                                                  ------------
Total Time Deposit
  (Cost $8,000) ($ Thousands)                           8,000
                                                  ------------

REPURCHASE AGREEMENTS (D) -- 16.1%
Deutsche Bank                            9,577          9,577
   2.800%, dated 03/31/05, to be
  repurchased on 04/01/05,
  repurchase price $29,579,300
  (collateralized by U.S. Treasury
  obligations ranging in par value
  $7,698,000-$13,251,000,
  3.625%-6.750%, 08/15/26-04/15/28;
  with total market value
  $30,169,069)
  Goldman Sachs Group Incorporated
  2.830%, dated 03/31/05, to be
  repurchased on 04/01/05,
  repurchase price $100,007,861
  (collateralized by a U.S.
  Treasury obligation, par value
  $74,375,000, 8.125%, 08/15/21;
  with total market value
  $102,000,529)                        100,000        100,000
                                                  ------------
Total Repurchase Agreements
  (Cost $129,577) ($ Thousands)                       129,577
                                                  ------------

Total Investments -- 100.3%
  (Cost $811,764) ($ Thousands) ++                $   811,764
                                                  ============

Percentages are based on net assets of $809,089 ($ Thousands).



+ The rate reported is the effective yield at the time of purchase.
++ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. The total value of such securities as of March 31, 2005 was $104,993 ($ Thousands) and 13.0% of the total net assets of the Fund.
(C) Securities considered illiquid. The total value of such securities as of March 31, 2005 was $30,000 ($ Thousands) and 3.7% of the total net assets of the Fund.
(D) Tri-Party Repurchase Agreement


FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Liquid Asset Trust/Quarterly Report/March 31, 2005

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Liquid Asset Trust Funds

By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin

Date May 20, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin

Date May 20, 2005


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriquez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez

Date May 20, 2005
* Print the name and title of each signing officer under his or her signature.